Property and Equipment Depreciation Rate Over Estimated Useful Lives of Property and Equipment on Straight-Line Basis (Detail)	12 Months Ended
Mar. 31, 2022
Premises
Property, Plant and Equipment [Line Items]
Rate of depreciation	1.63%
Software and systems
Property, Plant and Equipment [Line Items]
Rate of depreciation	20.00%
Equipment and furniture | Minimum
Property, Plant and Equipment [Line Items]
Rate of depreciation	10.00%
Equipment and furniture | Maximum
Property, Plant and Equipment [Line Items]
Rate of depreciation	33.33%